Submission	Aug. 28, 2025
Submission [Line Items]
Central Index Key	0002070887
Registrant Name	Crown Reserve Acquisition Corp. I
Registration File Number	333-287674
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A